Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of future minimum annual lease payments

Minimum annual lease payments in each of the years subsequent to June 30, 2018 are as follows:

Amount
(In thousands)

Years ending December 31:
2018 (remainder of year)	$3,765
2019	7,803
2020	6,904
2021	5,849
2022	4,817
2023 and thereafter	16,886

Total	$46,024

Predecessor
Schedule of future minimum annual lease payments

Minimum annual lease payments in each of the years subsequent to December 31, 2017 are as follows:

Amount
(In thousands)

Years ending December 31 :
2018	$6,275
2019	6,159
2020	5,222
2021	4,279
2022	3,297
2023 and thereafter	17,240

Total	$42,472